Stock Plans, Share-Based Payments and Warrants	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Plans, Share-Based Payments and Warrants

Note 10 - Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2015, the Board of Directors adopted the Nephros, Inc. 2015 Equity Incentive Plan (“2015 Plan”). Under the 2015 Plan, 7,000,000 shares are reserved and authorized for awards and the maximum contractual term is 10 years for stock options issued under the 2015 Plan.

The Company’s previously adopted and approved plan, the 2004 Stock Incentive Plan (“2004 Plan”), expired in the year ended December 31, 2014.

As of December 31, 2015, 2,795,693 options had been issued to employees under the 2015 Plan and were outstanding. The options issued to employees expire on various dates between May 7, 2025 and December 17, 2025, As of December 31, 2015, 116,136 options had been issued to non-employees under the 2015 Plan, were outstanding and will expire on August 14, 2025. Taking into account all options and restricted stock granted under the 2015 Plan, 3,470,376 shares are available for future grant under the 2015 Plan. Options currently outstanding are fully vested or will vest upon a combination of the following: immediate vesting, performance-based vesting or straight line vesting of two or four years. Of the 2,795,693 options granted to employees, 327,629 options will vest when the specified performance condition is met.

As of December 31, 2015, 488,600 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 5, 2016 and February 5, 2024. As of December 31, 2015, 903,209 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between January 5, 2016 and November 17, 2024. No shares are available for future grants under the 2004 Plan. Options currently outstanding are fully vested or will vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

As of December 31, 2014, 1,236,975 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and February 5, 2024, and have vested or will vest upon a combination of the following:

immediate vesting or straight line vesting of two or four years. At December 31, 2014, there were 2,054,799 shares available for future grants under the 2004 Plan. As of December 31, 2014, 903,709 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between April 26, 2015 and November 17, 2024, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Share-Based Payment

Expense is recognized, net of expected forfeitures, over the vesting period of the options. Stock based compensation expense recognized for the years ended December 31, 2015 and 2014 was approximately $328,000 and approximately $421,000, respectively.

The following table summarizes the option activity for the years ended December 31, 2015 and 2014:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2013	2,410,134	$1.28
Options granted	352,519	0.50
Options forfeited or expired	(290,419)	2.45
Outstanding at December 31, 2014	2,472,234	0.96
Options granted	2,911,829	0.56
Options forfeited or expired	(1,080,425)	1.28
Outstanding at December 31, 2015	4,303,638	$0.65

The following table summarizes the options exercisable and vested and expected to vest as of December 31, 2015 and 2014:

	Shares	Weighted Average Exercise Price
Exercisable at December 31, 2014	1,679,392	$1.11
Vested and expected to vest at December 31, 2014	2,426,249	$1.04
Exercisable at December 31, 2015	1,377,665	$0.84
Vested and expected to vest at December 31, 2015	4,133,932	$0.66

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2015	2014
Stock Price Volatility	121.9%	129.8%
Risk-Free Interest Rates	1.60%	1.86%
Expected Life (in years)	6.15	5.84
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company’s common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option’s life.

The total fair value of options vested during the fiscal year ended December 31, 2015 was approximately $234,000. The total fair value of options vested during the fiscal year ended December 31, 2014 was approximately $507,000.

The weighted-average fair value of options granted in 2015 and 2014 is $0.56 and $0.45, respectively. The aggregate intrinsic values of stock options outstanding and stock options vested or expected to vest as of December 31, 2015 are $0. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 8.5 years.

The aggregate intrinsic value of stock options outstanding at December 31, 2014 is $241,000 and of stock options vested or expected to vest is approximately $235,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 7.5 years.

As of December 31, 2015, there was approximately $1,174,000 of total unrecognized compensation cost related to unvested share-based compensation awards granted under the equity compensation plans. Approximately $158,000 of the $1,174,000 total unrecognized compensation will be recognized at the time that certain performance conditions are met. The remaining approximately $1,016,000 will be amortized over the weighted average remaining requisite service period of 3.5 years.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and non-employee directors.  The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity for the year end December 31, 2015 and 2014:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	75,450	$0.66
Granted	132,077	0.86
Vested	(75,450)	0.66
Nonvested at December 31, 2014	132,077	0.86
Granted	617,795	0.48
Vested	(248,690)	0.73
Nonvested at December 31, 2015	501,182	$0.46

Total stock-based compensation expense for the restricted stock was approximately $161,000 and $109,000, respectively, for the years ended December 31, 2015 and December 31, 2014 and is included in Selling, General and Administrative expenses on the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2015, there was approximately $39,000 of unrecognized compensation expense related to the restricted stock awards, which is expected to be recognized over the next six months.

Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event that subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a long-term liability, which is measured to fair value at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2015 and 2014:

Total Outstanding Warrants

Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable as December 31,
				2015	2014
Liability-classified warrants
2007 Warrants - Lambda	11/14/2007	3/21/2019	$0.30	-	11,742,100
				-	11,742,100

Equity-classified warrants
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	1,565,414	2,228,238
March 2011 Lambda Warrants	3/10/2011	3/21/2019	$0.40	-	2,782,577
May 2015 – private placement warrants	3/18/2015	3/18/2020	$0.85	917,149	-
				2,482,563	5,010,815
Total				2,482,563	16,752,915

The weighted average exercise price of the outstanding warrants was $0.57 as of December 31, 2015 and $0.33 as of December 2014.

Warrants exercised during 2015 and 2014

On December 18, 2015, the Company completed its offer to exercise (the “Offer to Exercise”) certain outstanding warrants to purchase an aggregate of 5,008,689 shares of the Company’s common stock, consisting of outstanding warrants to purchase an aggregate of 2,226,112 shares of the Company’s common stock at an exercise price of $0.40 per share, issued on March 10, 2011 to investors participating in the Company’s 2011 rights offering (the “Rights Offering Warrants”) and outstanding warrants to purchase an aggregate of 2,782,577 shares of the Company’s common stock at an exercise price of $0.40 per share, issued on March 10, 2011 to Lambda in connection with a private placement financing transaction (the “Lambda Warrants” and, together with the Rights Offering Warrants, the “2011 Warrants”). Pursuant to the Offer to Exercise, 2011 Warrants to purchase an aggregate of 3,442,521 shares of the Company’s common stock were tendered by their holders and were exercised in connection therewith. Gross proceeds of approximately $688,000 were received by the Company on December 23, 2015.

The 2011 Warrants of holders who elected to participate in the Offer to Exercise were exercisable at a temporarily reduced cash exercise price of $0.20 per share of common stock beginning on November 20, 2015 and expiring on December 18, 2015. The incremental value of the 2011 Warrants exercised pursuant to the Offer to Exercise on November 20, 2015, after the modification, was approximately $106,000. As a result, approximately $73,000 was recorded as a deemed dividend for the year ended December 31, 2015.

During the twelve months ended December 31, 2015, in addition to those warrants exercised during Offer to Exercise period above and those warrants exercised by Lambda on September 29, 2015 (see Note 3), 2,127 shares of common stock were issued as a result of additional warrants exercised, resulting in proceeds of $851.

During the twelve months ended December 31, 2014, 791,278 warrants were exercised, resulting in proceeds of approximately $15,000 and the issuance of 36,570 shares of the Company’s common stock.

In addition, 30 and 9 common shares, respectively, were not issued as a result of warrant exercises for the years ended December 31, 2015 and 2014 due to rounding.